Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Dec. 02, 2017	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016	Dec. 03, 2017	Feb. 28, 2015
Tax Credit Carryforward [Line Items]
Deferred tax liabilities in excess of deferred tax assets			$ 579.9	$ 1,479.8		$ 46.7
Released of deferred tax asset valuation allowance	$ 359.0	$ (141.0)	218.0
Provisional tax benefit as a result of the Tax Act			430.4
Valuation allowance for deferred tax assets			134.9	387.6	$ 286.8		$ 90.4
Tax positions that would reduce effective tax rate if recognized in future periods			249.0	231.3	228.0
Indemnification assets recorded that would offset any future recognition			9.7
Expenses (benefits) related to interest and penalties			4.6	4.5	$ 2.4
Reduction in uncertain tax position from the adoption of IRS safe harbor				$ 70.1
Possible decrease in uncertain tax position in the next twelve months			54.1
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards			385.0
Amount of tax credit carryforward			17.1
State
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards			1,932.2
Amount of tax credit carryforward			$ 55.0